Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Oct. 05, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 29,802	$ 32,422	$ 19,181
Accounts receivable, net	66,716	53,475	55,987
Inventory, net	134,827	125,487	115,309
Prepaid expenses and other current assets	14,036	9,323	12,990
Income taxes refundable	252	237	285
Current deferred tax assets	1,924	1,924	1,971
Total current assets	247,557	222,868	205,723
Property and equipment, net	341,779	350,649	358,263
Goodwill	19,308	15,002	462
Intangible assets, net	68,144	74,498	71,663
Other assets	18,467	12,985	11,101
Total assets	695,255	676,002	647,212
Current liabilities:
Accounts payable	78,602	77,460	75,608
Accrued expenses and other current liabilities	87,784	75,740	74,677
Current portion of capital lease obligations	14,063	14,357	12,701
Current portion of long-term debt	2,307	2,271	434
Total current liabilities	182,756	169,828	163,420
Capital lease obligations	139,704	149,503	159,814
Long-term debt	657,686	495,446	355,240
Other long-term liabilities	39,097	38,871	23,893
Non-current deferred tax liabilities	6,808	5,626	4,309
Total liabilities	1,026,051	859,274	706,676
Commitments and contingencies
Shareholders' deficit:
Common shares, value
Paid-in capital	(237,944)	(100,077)	(1,528)
Accumulated deficit	(89,282)	(79,625)	(56,675)
Accumulated other comprehensive loss, net of tax	(3,570)	(3,570)	(1,261)
Total shareholders' deficit	(330,796)	(183,272)	(59,464)
Total liabilities and shareholders' deficit	$ 695,255	$ 676,002	$ 647,212